Business Combination	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Business Combination [Abstract]
Business Combination
(6)	Business Combination
Solaria Acquisition
On November 4, 2022, Complete Solar Holdings acquired Solaria for aggregate consideration paid of $89.1 million, comprising of $0.1 million in cash, 2,844,550 shares of common stock with an aggregate fair value of $17.3 million, 6,803,549 shares of preferred stock with an aggregate fair value of $52.2 million, 78,962 common stock warrants for an aggregate value of $0.2 million, 1,376,414 preferred stock warrants for an aggregate fair value of $7.8 million, 5,382,599 stock options with an aggregate fair value of $10.0 million attributable to services provided prior to the acquisition date, and the payment of seller incurred transaction expenses of $1.5 million. In addition, the Company assumed $14.1 million of unvested Solaria stock options, which has been and will be recorded as stock-based expense over the remaining service period. Solaria designs, develops, manufactures, and generates revenue from the sale of silicon photovoltaic solar panels and licensing of its technology to third parties. At the time of the acquisition, the
Company believed that the acquisition of Solaria would establish the Company as a full system operator, with a compelling customer offering with best-in-class
technology, financing, and project fulfilment, which would enable the Company to sell more product across more geographies in the United States and Europe. This transaction was accounted for as a business combination in accordance with ASC 805,
Business Combinations
. Refer to Note 8 – Divestiture for further details.
The following table summarized the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Amount
Cash, cash equivalents and restricted cash	$5,402
Accounts receivable	4,822
Inventories	5,354
Prepaid expenses and other current assets	8,569
Property and equipment	830
Operating lease right-of-use assets	1,619
Intangible assets	43,100
Other non-current assets	112

Total identifiable assets acquired	69,808
Accounts payable	4,210
Accrued expenses and other current liabilities	11,845
Notes payable	20,823
Deferred revenue	73
Operating lease liabilities, net of current portion	1,132
Warranty provision, noncurrent	1,566
SAFE agreements	60,470

Total identifiable liabilities assumed	100,119

Net identifiable liabilities assumed	30,311
Goodwill	119,422

Total aggregate consideration paid	$89,111

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired and has been allocated to the Company’s single reporting unit. Goodwill is primarily attributable to expected post-acquisition synergies from assembled workforce and also from the expectation of integrating Solaria’s products and solutions into the Company’s own businesses to provide access to more features and resources and offers incremental revenue opportunities. Goodwill of $119.4 million is deductible over 15 years for U.S. income tax purposes.
Intangible assets acquired are as follows (in thousands):

Amount
Trademarks	$5,700
Developed technology	12,700
Customer relationships	24,700

Total intangible assets	$43,100

The income approach, using the relief from royalty method, was used to value trademarks and developed technology. Significant assumptions included in the valuation of trademarks and developed technology include projected revenues, the selected royalty rate and the economic life of the underlying asset.
The income approach, using the multi-period excess earning method, was used to value customer relationships. Significant assumptions included in the valuation of customer relationships include projected revenues, customer attrition and expense growth over the forecasted period.
As a result of the Solaria acquisition, the Company recognized $45.9 million of deferred tax assets. Due to the uncertainty surrounding the Company’s ability to realize such deferred income tax assets, a full valuation allowance has been established.
As of October 1, 2023, the goodwill and intangible assets recognized from the Solaria acquisition have been included in long-term held for sale – discontinued operations on the unaudited condensed consolidated balance sheets, as further described in Note 8 – Divestiture.
Unaudited Pro Forma Information
The following unaudited pro forma financial information gives effect to the acquisition of Solaria as if it were consummated on January 1, 2022 including pro forma adjustments relating to the valuation and allocation of the aggregate consideration paid, amortization of intangible assets, incremental stock-based compensation and direct transaction costs. The historical condensed consolidated financial statements have been adjusted in the unaudited combined financial information to give effect to events that are directly attributable to the Business Combination and are factually supportable. This data is presented for informational purposes only and is not intended to represent or be indicative of the results of operations that would have been reported had the acquisition occurred on January 1, 2022. Actual results may differ from the unaudited combined pro forma information presented below (in thousands):

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Revenues	$22,267	$79,800
Net loss	$(26,498)	$(49,935)

(4)	Business Combination
Solaria Acquisition
On November 4, 2022, Complete Solar Holdings acquired Solaria for aggregate consideration paid of $89.1 million, comprising of $0.1 million in cash, 2,884,550 shares of common stock with an aggregate fair value of $17.3 million, 6,803,549 shares of preferred stock with an aggregate fair value of $52.2 million, 78,962 common stock warrants for an aggregate value of $0.2 million, 1,376,414 preferred stock warrants for an aggregate fair value of $7.8 million, 5,382,599 stock options with an aggregate fair value of $10.0 million attributable to services provided prior to the acquisition date, and the payment of seller incurred transaction expenses of $1.5 million. In addition, the Company assumed $14.1 million of unvested Solaria stock options, which will be recorded as stock-based expense over the remaining service period. Solaria designs, develops, manufactures, and generates revenue from the sale of silicon photovoltaic solar panels and licensing of its technology to third parties. This transaction was accounted for as a business combination in accordance with ASC 805,
Business Combinations
. Subsequent to the acquisition as discussed above, the Company sold certain intangible assets constituting the Solaria business in October of 2023, resulting in the Solaria business to be reflected as discontinued operations and certain intangible assets and goodwill to be recognized as held-for-sale. Refer to Note 5 – Divestitures for further details.
Acquisition costs of $1.3 million were expensed by the Company and are included in general and administrative expenses within the consolidated statements of operations and comprehensive loss for the year ended December 31, 2022.
The fair value of assets acquired and liabilities assumed was based upon a preliminary valuation and the Company’s estimates and assumptions are subject to change within the measurement period. The following table summarized the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash, cash equivalents and restricted cash	$5,402
Accounts receivable	4,822
Inventories	5,354
Prepaid expenses and other current assets	8,569
Property and equipment	830
Operating lease right-of-use asset	1,619
Intangible assets	43,100
Other non-current assets	112

Total identifiable assets acquired	69,808
Accounts payable	4,210
Accrued expenses and other current liabilities	11,845
Notes payable	20,823
Deferred revenue	73
Operating lease liabilities, net of current portion	1,132
Warranty provision, noncurrent	1,566
SAFE agreements	60,470

Total identifiable liabilities assumed	100,119

Net identifiable liabilities assumed	30,311
Goodwill	119,422

Total aggregate consideration paid	$89,111

Goodwill represents the excess of the preliminary estimated consideration transferred over the fair value of the net tangible and intangible assets acquired and has been allocated to the Company’s single reporting unit. Goodwill was subsequently reclassified to long-term assets held-for-sale – discontinued operations, on the Company’s balance sheet as of December 31, 2022, stemming from the sale of the Solaria business discussed in Note 5 below.
Intangible assets acquired and subsequently disposed of as part of the Solaria disposition discussed in Note 5 below are as follows (in thousands):

Trademarks	$5,700
Developed technology	12,700
Customer relationships	24,700

Total intangible asset	$43,100

The income approach, using the relief from royalty method, was used to value trademarks and developed technology. Significant assumptions included in the valuation of trademarks and developed technology include projected revenues, the selected royalty rate and the economic life of the underlying asset.
The income approach, using the multi-period excess earning method, was used to value customer relationships. Significant assumptions included in the valuation of customer relationships include projected revenues, customer attrition and expense growth over the forecasted period.
As a result of the Solaria acquisition, the Company recognized $45.9 million of deferred tax assets. Due to the uncertainty surrounding the Company’s ability to realize such deferred income tax assets, a full valuation allowance has been established. Refer to Note 18 – Income Taxes for additional details.